Cover	Apr. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the Current Report on Form 8-K of Ionetix Corporation (f/k/a JDEV Acquisition Corporation) (the “Company”) originally filed by the Company on April 16, 2026 (the “Original Form 8-K”) is being filed solely for the purpose of supplementing the historical financial statements and pro forma combined financial information provided under Items 9.01(a) and 9.01(b) in the Original Form 8-K to include the unaudited interim financial statements of Ionetix prior to the Merger (collectively, “Legacy Ionetix”) as of March 31, 2026 and for the three months ended March 31, 2026 and 2025, and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Ionetix for the three months ended March 31, 2026. This Amendment No. 1 does not amend any other item of the Original Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Form 8-K. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Form 8-K.
Document Period End Date	Apr. 09, 2026
Entity File Number	000-56821
Entity Registrant Name	IONETIX CORPORATION
Entity Central Index Key	0002108121
Entity Tax Identification Number	41-2828779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3130 Sovereign Drive
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48911
City Area Code	517
Local Phone Number	252-4069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false